COMMITMENTS AND CONTINGENCIES (Operating Lease and Capital Commitments) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating lease commitments
Lease expiration date	Dec. 31, 2017
Future minimum payments under non-cancelable operating leases:
2013	9,997,574
2014	7,956,089
2015	2,674,185
2016	1,809,349
2017	1,637,673
Years thereafter	1,388,202
Total	25,463,072
Rental expenses	8,588,661	5,493,427	4,455,490
Capital Additions [Member]
Capital commitments
Commitments to purchase machineries	282,100,000